CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' (DEFICIT) EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Common Stock Class A [Member]	Common Stock Class V [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ (21,186)							$ (21,186)
Beginning balance, shares at Dec. 31, 2020	32,426,264
Activities prior to the Mergers:
Compensation costs related to incentive units	$ 543							543
Net loss	(73,151)							(73,151)
Activities subsequent to the Mergers
Warrants exercised	$ 32,490							32,490
Warrants exercised, shares	1,083,008
Ending balance, value at Dec. 31, 2021	$ (61,304)							(61,304)
Ending balance, shares at Dec. 31, 2021	33,509,272
Activities prior to the Mergers:
Compensation costs related to incentive units	$ 230							230
Net loss	(228,997)							(228,997)
Effects of the Mergers:
Proceeds, net of redemptions					196,775			196,775
Transaction costs related to the Mergers	(36,075)				(31,249)			(67,324)
Accelerated vesting and conversion of incentive units	$ 77,403							77,403
Accelerated vesting and conversion of incentive units, shares	3,070,151
Exchange of liability classified warrants	$ 1,717							1,717
Exchange of liability classified warrants, shares	62,003
Reclassification of SAFE	$ 8,800							8,800
Reclassification of SAFEShares	880,000
Phantom units rollover					15,104			15,104
Reverse recapitalization	$ (238,226)				180,630	57,596
Reverse recapitalization, shares	(37,521,426)
Issuance of common stock upon the Mergers - Class A and Class V		$ 5	$ 12			(14)		3
Issuance of common stock upon the Mergers - Class A and Class V, shares		46,300,005	118,677,880
Establishment of earn-out liabilities						(74,100)		(74,100)
Establishment of noncontrolling interest						(171,368)	171,368
Activities subsequent to the Mergers
Equity-based compensation					16,571			16,571
Issuance of common stock in connection with SEPA		$ 0			892			892
Issuance of common stock in connection with SEPA, shares		200,000
Exchange of Class V Common Stock to Class A Common Stock		$ 0	$ (0)
Exchange of Class V Common Stock to Class A Common Stock, shares		3,214,234	(3,214,234)
Retirement of common stock in connection with the termination of the Forward Purchase Agreement		$ (0)				(4,644)		(4,644)
Retirement of common stock in connection with the termination of the Forward Purchase Agreement, shares		(2,222,119)
Issuance of common stock for services rendered		$ 1			15,600			15,601
Issuance of common stock for services rendered ,Shares		7,302,155
Exercise and conversion of liability classified warrants		$ 0			1,595			1,595
Exercise and conversion of liability classified warrants shares		1,092,417
Net loss						(30,153)	(22,621)	(52,774)
Ending balance, value at Dec. 31, 2022		$ 6	$ 12		$ 34,658	$ (337,875)	$ 148,747	$ (154,452)
Ending balance, shares at Dec. 31, 2022		55,886,692	115,463,646